Share-based compensation expense recognized for employee services received (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense arising from share-based payment transactions
Total	R$ (9,389)	R$ (6,010)	R$ 6,552
First Share Option Plan
Expense arising from share-based payment transactions
Cash-settled	(17,831)	(32,478)	6,023
Equity-settled	2,321	20,623	R$ 529
Second Share Option Plan
Expense arising from share-based payment transactions
Equity-settled	R$ 6,121	R$ 5,845